Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	3 years 3 months 29 days
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	3 years 3 months 29 days
Property [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	23 years 3 months 29 days